UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

____________________________________

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2017 to March 31, 2017.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Date of Report (Date of earliest event reported):

March 20, 2017

WESTGATE RESORTS, LTD.[1]
(exact name of securitizer as specified in its charter)

025-02367	0001657217
(Commission File Number of Securitizer)	(Central Index Key Number of Securitizer)

Rose M. Schindler, Esq. Counsel (561)322-2979

Name and telephone number, including area code, of the person to contact in connection with this filing

____________________________________

Part II: The disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1), Item 1.03, are made below.

Westgate Resorts 2013-1, LLC’s disclosure and reporting obligations pursuant to Rule 15Ga-1(c)(3) are terminated. The Issuer made the last payment on the outstanding securitized Notes on March 20, 2017.

_____________

1 Westgate Resorts 2013-1, LLC May 2, 2013

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

WESTGATE RESORTS, Ltd., a Florida Limited Partnership,

By and Through Westgate Resorts, Inc., its Sole General Partner
(Securitizer)

Date: April 5, 2017	By:
David A. Siegel, President

2